Financial Assets - Contractual Maturity Schedule of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 1,189,369	¥ 928,751
Within one year [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		25,520	24,454
After one year but within five years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		146,463	128,266
After five years but within ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		206,134	241,372
After ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 811,252	¥ 534,659

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.